Leadership Series

Gartmore

Fund Prospectus

Gartmore Funds | February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.gartmorefunds.com

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Leadership Series These Funds feature concentrated stock portfolios specializing in major world markets that feature the best ideas of our global investment team.

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Fund	Class		Ticker

Gartmore Mid Cap Growth Leaders Fund	Class A	NMGAX

Gartmore Mid Cap Growth Leaders Fund	Class B	NMGBX

Gartmore Mid Cap Growth Leaders Fund	Class C	GMGCX

Gartmore Mid Cap Growth Leaders Fund	Class D	NMCGX

Gartmore Mid Cap Growth Leaders Fund	Class R	GMGRX

Gartmore Mid Cap Growth Leaders Fund	Institutional Class	GMGIX

Gartmore Mid Cap Growth Leaders Fund	Institutional Service Class	n/a

Gartmore Nationwide Leaders Fund	Class A	GULAX

Gartmore Nationwide Leaders Fund	Class B	GULBX

Gartmore Nationwide Leaders Fund	Class C	GULCX

Gartmore Nationwide Leaders Fund	Class R	GNLRX

Gartmore Nationwide Leaders Fund	Institutional Class	GNLIX

Gartmore Nationwide Leaders Fund	Institutional Service Class	GULIX

Gartmore Small Cap Leaders Fund	Class A	GPLAX

Gartmore Small Cap Leaders Fund	Class B	GPLBX

Gartmore Small Cap Leaders Fund	Class C	GPLCX

Gartmore Small Cap Leaders Fund	Class R	GSLRX

Gartmore Small Cap Leaders Fund	Institutional Class	GPLIX

Gartmore Small Cap Leaders Fund	Institutional Service Class	GSLSX

Gartmore U.S. Growth Leaders Fund	Class A	GXXAX

Gartmore U.S. Growth Leaders Fund	Class B	GXXBX

Gartmore U.S. Growth Leaders Fund	Class C	GXXCX

Gartmore U.S. Growth Leaders Fund	Class R	GGLRX

Gartmore U.S. Growth Leaders Fund	Institutional Class	GGLIX

Gartmore U.S. Growth Leaders Fund	Institutional Service Class	GXXIX

Gartmore Worldwide Leaders Fund	Class A	GLLAX

Gartmore Worldwide Leaders Fund	Class B	GLLBX

Gartmore Worldwide Leaders Fund	Class C	GLLCX

Gartmore Worldwide Leaders Fund	Class R	GWLRX

Gartmore Worldwide Leaders Fund	Institutional Class	GWLIX

Gartmore Worldwide Leaders Fund	Institutional Service Class	GLLSX

TABLE OF CONTENTS

4
Section 1:  Fund Summaries and Performance
Gartmore Mid Cap Growth Leaders Fund
     (formerly Millenium Growth Fund)
Gartmore Nationwide Leaders Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

24	Section 2: Fund Details Additional Information about Investments, Investment Techniques, and Risks

26	Section 3: Fund Management Investment Adviser and Subadviser Portfolio Management

31
Section 4:  Investing With Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

44
Section 5:  Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
     Other Tax-Deferred Accounts
Backup Withholding

45	Section 6: Financial Highlights

GARTMORE LEADERSHIP SERIES          1

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Leadership Series

Introduction to the Leadership Series

This prospectus provides information about five funds:
Gartmore Mid Cap Growth Leaders Fund
     (Formerly Gartmore Millenium Growth Fund)
Gartmore Nationwide Leaders Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

These Funds are primarily intended:

•	To help investors grow their capital through investments in leading U.S. or foreign companies.

Because these Funds invest in fewer individual securities than most mutual funds, they are subject to substantially higher risks and greater volatility than other mutual funds. These Funds may not be suitable for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note about Share Classes

Each Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class and Institutional Class. Gartmore Mid Cap Growth Leaders Fund also offers Class D shares, but does not currently offer Institutional Service Class shares.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2          GARTMORE LEADERSHIP SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Common stock – securities representing shares of ownership of a corporation.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Large cap companies – companies whose market capitalization is similar to those of companies included in the Standard and Poor’s 500® Index, ranging from $750 million to $385.9 billion as of December 31, 2004.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from $42 million to $6.24 billion as of January 31, 2005.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – a style of investing in equity securities that the Fund’s management believes are undervalued, which means that their prices are less than Fund management believes they are worth, based on such factors as price-to-book ratio, price-to- earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions that management believes to be temporary.

GARTMORE LEADERSHIP SERIES          3

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SECTION 1 GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (formerly Millenium Growth Fund)

Objective

The Fund seeks long-term capital appreciation.

Mid Cap Growth Leader a company that portfolio management believes is best capable of taking advantage of its positioning within its business sector, with high earnings growth potential and a minimum market capitalization of $1 billion. Typically, these companies exhibit greater-than-average growth prospects, given the prevailing economic climate.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by mid-cap companies that the Fund’s management believes are, or have the potential to be, Mid Cap Growth Leaders. Fund management tries to choose such investments that will increase in value over the long term. Under normal circumstances, the Fund holds between 25 and 35 such securities.

The portfolio manager uses both a “top-down” and a “bottom-up” approach to select securities for the Fund. The “top-down” aspect of the approach considers such overall factors as the general health of the economy, interest rates, inflation, Federal Reserve policy and the vitality of particular industry sectors. This enables the portfolio manager to focus on the most attractive business sectors and to identify the most attractive prospective investments from the large universe of mid-cap stocks.

The portfolio manager then conducts a “bottom-up” analysis of potential investments, which means an in-depth evaluation of each particular company whose equity securities may be considered for inclusion in the Fund. The portfolio manager seeks individual companies with attractive earnings potential and sustainable growth characteristics that may not be fully recognized by the market. The portfolio manager evaluates each company’s stock price over the course of 12 months, paying particular attention to minimum rates of capital appreciation before a stock will be added to the Fund.

From time-to-time, the Fund may invest in companies experiencing “special situations”, such as acquisitions, consolidations, mergers, reorganizations or other unusual developments, if the portfolio manager believes equity securities issued by those companies will increase in value.

The Fund’s portfolio manager usually will sell a security if:

•	the security hits an established price target

•	the circumstances of the company’s industry sector appear to have changed

•	the company’s fundamentals have weakened, or

•	more favorable opportunities have been identified.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell Midcap® Growth Index, or other funds with similar investment objectives and strategies.

Mid-cap risk – in general, stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

Special situation companies risk – if the anticipated benefits of the special situation do not materialize, the value of a special situation company may decline.

Growth style risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Concentration risk – investing in a select group of securities could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and

•	Result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

4          GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class D Shares* (years ended December 31)

Best Quarter: 23.56% 1st qtr of 2000 Worst Quarter: -36.86% 1st qtr of 2001

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] as of December 31, 2004	1 Year	5 Years	10 Years

Class A Shares – Before Taxes[2]	6.79%	-7.60%	4.83%

Class B Shares – Before Taxes[2]	7.62%	-7.83%	4.75%

Class C Shares – Before Taxes[2,3]	11.61%	-7.06%	5.14%

Class D Shares – Before Taxes	8.61%	-7.01%	5.17%

Class D Shares – After Taxes on Distributions	8.61%	-7.56%	3.59%

Class D Shares – After Taxes on Distributions and Sales of Shares[4]	5.60%	-5.94%	4.03%

Class R Shares – Before Taxes[2]	13.13%	-6.25%	5.60%

Institutional Service Class Shares – Before Taxes[2]	13.75%	-6.15%	5.65%

Institutional Class Shares – Before Taxes[2]	13.66%	-6.16%	5.65%

Russell Midcap Growth® Index[5]	15.48%	-3.36%	11.23%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund. Between September 1, 2000 and September 29, 2004, the Fund’s investment strategy was broadened from a focus on mid-cap growth stocks to a more general focus on mid-and small-cap growth stocks. On September 29, 2004, the Fund returned to a mid-cap strategy with greater focus on companies it considers “leaders.”

2
Returns through May 11, 1998 include the performance of the Fund’s predecessor Fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (December 30, 2003), Institutional Service Class shares (which have not yet commenced operations), and the Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because they all invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R shares would have been lower.

3
A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.

4
The after-tax lifetime performance of Class D shares assumes that losses generated by the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class D shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

5
The Russell Midcap Growth Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies with a capitalization range of $597 million to $17.5 billion as of January 31, 2005. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell Midcap Growth Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

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SECTION 1 GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment) [1]	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	4.50%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	None	0.40%[8]	None	None

Other Expenses	0.85%	0.80%	0.80%	0.80%	1.00%	0.80%	0.80%

Total Annual Fund Operating Expenses	1.90%	2.60%	2.60%	1.60%	2.20%	1.60%	1.60%

Amount of Fee Waiver/Expense Reimbursement	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements) [9]	1.50%	2.20%	2.20%	1.20%	1.80%	1.20%	1.20%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	This fee reflects changes to the contractual management fee for the Fund, effective March 1, 2004.

8
Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.20% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A shares, 1.95% for Class R shares and 1.45% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*.	$719	$1,101	$1,507	$2,639

Class B shares	$723	$1,071	$1,545	$2,654

Class C shares	$323	$771	$1,345	$2,905

Class D shares	$567	$895	$1,246	$2,232

Class R shares	$183	$650	$1,143	$2,503

Institutional Service Class shares	$122	$466	$833	$1,866

Institutional Class shares	$122	$466	$833	$1,866
*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$223	$771	$1,345	$2,654

Class C shares	$223	$771	$1,345	$2,905

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES          7

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SECTION 1 GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

U.S. Leader a U.S. company that the Fund’s management believes to have a strong franchise capable of taking advantage of its position in the marketplace. Because these companies have reputations for quality management and superior products and services, the Fund’s management expects them to become dominant in their industries. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States or if its stock trades primarily in the United States.

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. Leaders, primarily in common stocks and convertible securities. The portfolio manager seeks companies which generally meet one of the following characteristics:

•	above-average revenue growth

•	above-average earnings growth

•	consistent earnings growth

•	attractive valuation

The Fund is nondiversified, which means that it may invest a significant portion of the Fund’s assets in the securities of a single or small number of companies. Typically, the Fund holds a core group of 20 to 30 common stocks of large-cap companies.

The Fund usually sells portfolio securities if:

•	the outlook of a company’s earnings growth becomes less attractive

•	more favorable opportunities are identified, or

•	the company’s stock price has increased significantly

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Standard and Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), or other funds with similar investment objectives and strategies.

Non-diversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

8          GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 14.1% 2nd qtr of 2003 Worst Quarter: -16.3% 3rd qtr of 2002

* These annual total returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] As of December 31, 2004	1 Year	Since Inception (December 28, 2001)

Class A shares – Before Taxes	11.53%	9.34%

Class A shares – After Taxes on Distributions	11.53%	9.34%

Class A shares – After Taxes on Distributions and Sale of Shares	9.86%	8.74%

Class B shares – Before Taxes	12.43%	9.88%

Class C shares – Before Taxes[2]	16.53%	10.69%

Class R shares – Before Taxes[3]	18.00%	10.90%[3]

Institutional Service Class shares – Before Taxes	18.39%	11.63%

Institutional Class shares – Before Taxes	18.45%[4]	11.65%[4]

S&P 500 Index[5]	11.04%	3.64%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class R shares (10/1/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5
The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[10]	None	None

Other Expenses	1.49%	1.47%	1.47%	1.67%	1.68%	1.47%[8]

Total Annual Fund Operating Expenses	2.54%	3.27%	3.27%	2.87%	2.48%	2.27%

Amount of Fee Waiver/ Expense Reimbursement[9]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	1.47%	2.20%	2.20%	1.80%	1.41%	1.20%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Choosing a Share Class—Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee was lowered to the fee described above. Beginning July 1, 2005, the management fee may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”), on behalf of the Fund, and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006 . The limit is 1.20% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount is paid more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 1.70% for Class A shares, 1.95% for Class R shares and 1.45% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

10
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the Class R shares average daily net assets. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

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SECTION 1 GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$716	$1,224	$1,757	$3,209

Class B shares	$723	$1,207	$1,815	$3,248

Class C shares	$323	$907	$1,615	$3,495

Class R shares	$183	$788	$1,419	$3,118

Institutional Service Class shares	$144	$670	$1,224	$2,735

Institutional Class shares	$122	$606	$1,117	$2,522
* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$223	$907	$1,615	$3,248

Class C shares	$223	$907	$1,615	$3,495

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES          11

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Small Cap Leader a company that the Fund’s management believes is within a top business sector and is capable of taking advantage of its positioning within that business sector.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities of issuers considered to be small-cap companies as of the time of investment. The Fund generally holds between 50 and 70 securities considered to be or to have the potential to be Small Cap Leaders.

The Fund is managed using a multi-team approach. One team employs a small cap growth style while the other uses a small cap value style. Each team typically manages approximately equal portions of the Fund’s assets, investing in approximately 25 to 35 securities, although at times more of the Fund’s assets may be allocated to either growth or value, depending on market conditions.

The Gartmore Small Cap Growth Team invests in securities of undiscovered, emerging growth small cap companies in an attempt to provide investors with potentially higher returns than funds that invest primarily in larger, more established companies. This team focuses on securities that exhibit some or all of the following characteristics:

•	above-average earnings growth

•	attractive valuation

•	development of new products, technologies or markets

•	high-quality balance sheet

•	a strong management team

The Small Cap Growth Team considers selling a particular security due to:

•	any change in company fundamentals from the time of the original investment

•	the company’s market capitalization reaching twice the Fund’s buying range

•	deterioration of the stock’s valuation such that other attractive stocks are available more cheaply

•	management’s actions that are not in shareholders’ best interests

•	weakening financial stability

The Gartmore Small Cap Value Team looks at factors such as earnings momentum and relative value, management action and price trends when selecting securities. This team focuses on securities that exhibit some or all of the following characteristics:

•	attractive valuation and near-term strength of business (e.g., based on estimate revisions and earnings surprises)

•	long-term growth prospects of the company and its industry

•	level of duress a company is experiencing

•	price-to-earnings ratio and price-to-free cash flow ratio that, in the team’s opinion, reflect the best standards of value

•	quality of earnings

The Small Cap Value Team considers selling a security when:

•	a company’s market capitalization exceeds the benchmark capitalization range

•	long-term growth prospects deteriorate

•	more compelling investment values are identified

•	near-term reported or pre-announced earnings are disappointing and recurring

•	the stock attains full valuation relative to stocks of similar companies or reaches the team’s price target

The Fund may invest without limit in initial public offerings (“IPOs”) of small cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

12          GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell 2000® Index, or other funds with similar investment objectives and strategies.

Small cap risk – in general, stocks of small cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Growth versus value style risk – over time growth and value investing styles may go in and out of favor, usually not at the same time, causing the Fund to sometimes underperform other equity funds that use different investing styles.There is a risk that the Fund’s management may allocate a greater portion of the Fund’s assets to growth when value is more in favor, or vice-versa.

Initial public offering risk – availability of initial public offerings (IPOs) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information is not provided, because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

GARTMORE LEADERSHIP SERIES          13

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs) [7]	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses[8]	3.40%	3.25%	3.25%	3.45%	3.40%	3.25%

Total Annual Fund Operating Expenses[8]	4.60%	5.20%	5.20%	4.80%	4.35%	4.20%

Amount of Fee Waivers/ Expense Reimbursements	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%

Total Operating Expenses After Waivers/ Reimbursements[9]	1.75%	2.35%	2.35%	1.95%	1.50%	1.35%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains, or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Pursuant to the Fund’s Rule 12b-1 Plan, Class R Shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Since the Fund has not completed a full fiscal year, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.35% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A Shares*	$743	$1,641

Class B Shares	$738	$1,604

Class C Shares	$338	$1,304

Class R Shares	$198	$1,189

Institutional Service Class Shares	$153	$1,059

Institutional Class Shares	$137	$1,015
*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years

Class B shares	$238	$1,304

Class C shares	$238	$1,304

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES          15

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term growth.

U.S. Growth Leader a U.S. company that the Fund’s management believes has a strong and improving franchise capable of taking advantage of growth opportunities. Because these companies have high growth potential and reputations for quality management and superior products and services, the Fund’s management expects them to become dominant in their industries. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. Growth Leaders. The Fund typically focuses its investments in a core group of 20 to 30 common stocks of companies of any size whose earnings are expected to grow faster than those of other companies in the market.

The Fund is nondiversified, which means that it may invest a significant portion of the Fund’s assets in the securities of a single or small number of companies. The Fund will invest 25% or more of its net assets in a group of companies in software and related technology industries.

The Fund usually sells portfolio securities if:

•	it appears unlikely that earnings expectations will be met

•	the price of the security is or becomes overvalued

•	the outlook of a company’s earnings growth becomes less attractive, and/or

•	more favorable opportunities are identified

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Standard and Poor’s 500® Composite Stock Price Index (S&P 500 Index), or other funds with similar investment objectives and strategies.

Growth style risk – over time a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Non-diversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s net assets in a select group of companies in software and related technology industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

16          GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 24.5% 2nd qtr of 2003 Worst Quarter: -15.7% 2nd qtr of 2002

          *These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] As of December 31, 2004	1 Year	Since Inception (June 30, 2000)

Class A shares – Before Taxes	5.95%	-1.55%

Class A shares – After Taxes on Distributions	5.95%	-1.94%

Class A shares – After Taxes on Distributions and Sale of Shares	3.87%	-1.56%[2]

Class B shares – Before Taxes	6.59%	-1.35%

Class C shares – Before Taxes[3,4]	10.64%	-0.78%

Class R shares – Before Taxes[4]	12.20%	-0.81%

Institutional Service Class shares – Before Taxes	12.49%	0.01%

Institutional Class shares – Before Taxes[5]	12.60%	0.04%

S&P 500 Index[6]	11.04%	-2.42%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class A shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4
Returns before the first offering of Class C shares (3/1/01) and Class R shares
(12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C shares and Class R shares would have produced, because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

5
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

6
The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

	Class A	Class B	Class C	Class R		Institutional	Institutional
Shareholder Fees (paid directly	Shares	Shares	Shares	Shares		Service	Class
from your investment)						Class Shares	Shares

Maximum Sales Charge (Load) Imposed upon Purchases (as a percentage of offering price)	5.75%[2]	None	None	None		None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None		None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%		2.00%	2.00%

Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets) Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares		Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed) [7]	0.90%	0.90%	0.90%	0.90%		0.90%	0.90%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%	[10]	None	None

Other Expenses	0.49%	0.40%	0.40%	0.60%		0.63%	0.40%[8]

Total Annual Fund Operating Expenses[9]	1.64%	2.30%	2.30%	1.90%		1.53%	1.30%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	The management fee is a base fee and may increase or decrease, depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004, and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.30% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount is paid more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.80% for Class A shares, 2.05% for Class R shares and 1.55% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

10
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

18          GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$732	$1,063	$1,415	$2,407

Class B shares	$733	$1,018	$1,430	$2,393

Class C shares	$333	$718	$1,230	$2,636

Class R shares	$193	$597	$1,026	$2,222

Institutional Service Class shares	$156	$483	$834	$1,824

Institutional Class shares	$132	$412	$713	$1,568
*Assumes a CDSC charge does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$233	$718	$1,230	$2,393

Class C shares	$233	$718	$1,230	$2,636

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES          19

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SECTION 1 GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth.

Worldwide Leader a company located anywhere in the world that portfolio management believes is well positioned to take advantage of growth opportunities in its industry. Worldwide leaders include both:

•	companies that appear to offer long-term strategic growth opportunities because of their strong competitive advantage within key growth segments, and

•	companies that appear to offer short-term tactical opportunities based on current circumstances.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the Fund’s management believes are, or have the potential to be, Worldwide Leaders. Some of the companies will be multi-national companies operating globally, while others will be located in, and tied economically primarily to, one country. Under normal conditions, the Fund invests in securities from at least three different countries.

The Fund’s management evaluates which industries appear to offer the most attractive growth rates and which companies have earnings potential greater than that expected by the stock markets in which the their securities are traded. It conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, management pinpoints companies whose prospects appear different from the market’s consensus.

The Fund also may use derivatives, such as futures and options, for efficient portfolio management.

The Fund is nondiversified, which means that it may invest a significant portion of the Fund’s assets in the securities of a single or small number of companies. Typically, the Fund holds securities of approximately 30 common stocks.

Gartmore Mutual Fund Capital Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade goes down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) World IndexSM, or other funds with similar investment objectives and strategies.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Foreign risk – the Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 19.1% 4th qtr of 1998 Worst Quarter: -22.1% 3rd qtr of 2002

          *These annual total returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] As of December 31, 2004	1 Year	Since Inception (August 30, 2000)

Class A shares – Before Taxes	8.43%	-5.38%

Class A shares – After Taxes on Distributions	8.37%	-5.39%

Class A shares – After Taxes on Distributions and Sale of Shares	5.55%	-4.50%[2]

Class B shares – Before Taxes	9.18%	-5.20%

Class C shares – Before Taxes[3,4]	13.18%	-4.66%

Class R shares – Before Taxes[4]	14.94%	-4.61%

Institutional Service Class shares – Before Taxes	15.02%	-3.86%

Institutional Class shares – Before Taxes[5]	15.22%	-3.82%

MSCI World Index[6]	15.25%	-1.89%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class A shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4
Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced, because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

5
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

6
The MSCI World Index is an unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of companies whose securities are listed on the stock exchanges of the United States, Europe, Canada, Australia and the Far East. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

	Class A	Class B	Class C	Class R	Institutional	Institutional
Shareholder Fees (paid directly	Shares	Shares	Shares	Shares	Service	Class
from your investment)[1]					Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

	Class A	Class B	Class C	Class R	Institutional	Institutional
Annual Fund Operating Expenses	Shares	Shares	Shares	Shares	Service	Class
(deducted from Fund assets)					Class Shares	Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[10]	None	None

Other Expenses	0.64%	0.59%	0.59%	0.79%	0.84%	0.59%[8]

Total Annual Fund Operating Expenses	1.79%	2.49%	2.49%	2.09%	1.74%	1.49%

Amount of Fee Waiver/Expense Reimbursement[9]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	1.70%	2.40%	2.40%	2.00%	1.65%	1.40%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends, or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the management fee may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004, and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.40% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount is paid more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.90% for Class A shares and 2.15% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

10
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

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SECTION 1 GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$738	$1,098	$1,481	$2,552

Class B shares	$743	$1,067	$1,517	$2,567

Class C shares	$343	$767	$1,317	$2,819

Class R shares	$203	$646	$1,115	$2,414

Institutional Service Class shares	$168	$539	$935	$2,044

Institutional Class shares	$143	$462	$805	$1,772
*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$243	$767	$1,317	$2,567

Class C shares	$243	$767	$1,317	$2,819

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk – Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings

•	production

•	management

•	sales, and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk – Foreign securities in which the Fund may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability

•	the impact of currency exchange rate fluctuations

•	reduced information about issuers

•	higher transaction costs

•	less stringent regulatory and accounting standards

•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market), and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Depositary receipts – Certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

Convertible securities – are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Warrants – are securities that give the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

Derivatives – a derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations

•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets

•	the Fund may suffer disproportionately heavy losses relative to the amount invested

•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

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SECTION 2 FUND DETAILS (con’t.)

Securities lending – Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Temporary investments – Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	prime quality commercial paper

•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

GARTMORE LEADERSHIP SERIES          25

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SECTION 3 FUND MANAGEMENT

Investment Adviser and Subadviser

Gartmore Mutual Fund Capital Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Mid Cap Growth Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore Small Cap Leaders Fund and Gartmore U.S. Growth Leaders Fund. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Worldwide Leaders Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts.

Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser for Gartmore Worldwide Leaders Fund and manages the Fund’s assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions and executes them by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom. and Japan) had more than $80.2 billion in net assets under management as of December 31, 2004.

Management Fees

The Funds pay their respective investment advisers a base management fee on each Fund’s average daily net assets. From its management fee, Gartmore Global Asset Management Trust pays Gartmore Global Partners a subadvisory fee on the Gartmore Worldwide Leaders Fund’s average daily net assets.

Performance-Based Fees: Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund

Effective July 1, 2004, the management fee payable by the Funds, as expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, was lowered to the base fee set forth below. See “Management and Subadvisory Fees”. The base management fee for both Funds and the base subadvisory fee for Gartmore Worldwide Leaders Fund, may increase or decrease depending on how Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund perform relative to their respective benchmarks. The Funds’ benchmarks for determining these performance-based fees are:

Gartmore Nationwide Leaders Fund	S&P 500 Index
Gartmore Worldwide Leaders Fund	MSCI World Index

The Gartmore Nationwide Leaders Fund pays Gartmore Mutual Fund Capital Trust and Gartmore Worldwide Leaders Fund pays Gartmore Global Asset Management Trust an investment advisory fee that can vary depending on each Fund’s performance relative to its respective benchmark. This performance fee is intended to either reward or penalize the investment adviser for outperforming or underperforming, respectively, each fund’s benchmark.

The calculation of this fee is done in two separate steps. First, each fund pays a base fee, as adjusted for any applicable breakpoints as described in the chart shown on p. 28 under the heading “Management and Subadvisory Fees” (the “Base Fee Breakpoints”). The base fee rate is an annual fee, calculated each quarter, and is applied to each such fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to each fund’s average net assets over the 12 month rolling performance period. The base fee and the performance adjustment percentage are then added (or subtracted, as applicable) to arrive at each Fund’s respective overall advisory fee for the current period.

The table below shows the performance adjustment rate applicable to each Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints, as described under “Management and Subadvisory Fees”).

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The first such payment or penalty, if any, will be made at the end of September 2005 for Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund (15 months after implementation of the performance-based fees on July 1, 2004.) Thereafter, performance adjustments will be made quarterly. The Statement of Additional Information contains more detailed information about any possible performance adjustments.

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SECTION 3 FUND MANAGEMENT (con’t.)

Performance-Based Fees: Gartmore U.S. Growth Leaders Fund

The Gartmore U.S. Growth Leaders Fund pays Gartmore Mutual Fund Capital Trust an investment advisory fee that can vary depending on the Fund’s performance relative to its benchmark, the S&P 500. This performance fee is intended to either reward or penalize the investment adviser for outperforming or underperforming, respectively, the S&P 500.

The calculation of this fee is done in two separate steps. First, the Fund pays a base fee, as adjusted for any applicable Base Fee Breakpoints as described in the chart shown on p. 28 under the heading “Management and Subadvisory Fees.” The base fee rate is an annual fee, calculated each quarter, and is applied to such Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over a 36 month rolling performance period. Thus, if the Fund outperforms the S&P 500 by 12% or more over a 36 month rolling period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms the S&P 500 by 12% or more over a 36 month rolling period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12%. The base fee and the performance adjustment percentage are then added (or subtracted, as applicable) to arrive at the Fund’s overall advisory fee for the current period.

The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted for breakpoints). The Statement of Additional Information contains more detailed information about any possible performance adjustments.

GARTMORE LEADERSHIP SERIES          27

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SECTION 3 FUND MANAGEMENT (con’t.)

Management and Subadvisory Fees

This table shows the base management and subadvisory fees, expressed as a percentage of each Fund’s average daily net assets, as well as the maximum and minimum fees, if applicable. It does not take into account any applicable waivers.

Net Assets	Minimum Fee		Base Fee		Maximum Fee
	Management	Subadvisory	Management	Subadvisory	Management	Subadvisory

Gartmore Mid Cap Growth Leaders Fund

On assets up to $250 million	—	—	0.80%	—	—	—

On assets of $250 million up to $1 billion	—	—	0.77%	—	—	—

On assets of $1 billion up to $2 billion	—	—	0.74%	—	—	—

On assets of $2 billion up to $5 billion	—	—	0.71%	—	—	—

On assets of $5 billion and more	—	—	0.68%	—	—	—

Gartmore Nationwide Leaders Fund

On assets up to $500 million	0.70%	—	0.80%	—	0.90%	—

On assets of $500 million and more but less than $2 billion	0.60%	—	0.70%	—	0.80%	—

On assets of $2 billion and more	0.55%	—	0.65%	—	0.75%	—

Gartmore Small Cap Leaders Fund

All assets	—	—	0.95%	—	—	—

Gartmore U.S. Growth Leaders Fund

On assets up to $500 million	0.68%	—	0.90%	—	1.12%	—

On assets of $500 million and more but less than $2 billion	0.62%	—	0.80%	—	0.98%	—

On assets of $2 billion and more	0.59%	—	0.75%	—	0.91%	—

Gartmore Worldwide Leaders Fund

On assets up to $500 million	0.80%	0.350%	0.90%	0.450%	1.00%	0.550%

On assets of $500 million and more but less than $2 billion	0.75%	0.325%	0.85%	0.425%	0.95%	0.525%

On assets of $2 billion and more	0.70%	0.300%	0.80%	0.400%	0.90%	0.500%

Actual Management and Subadvisory Fees Paid, Net of Fee Waivers During Fiscal Year Ended October 31, 2004

	Management Fees	Subadvisory Fees

Gartmore Mid Cap Growth Leaders Fund	0.88%	n/a

Gartmore Nationwide Leaders Fund	0.87%	n/a

Gartmore Small Cap Leaders Fund	n/a	n/a

Gartmore U.S. Growth Leaders Fund	1.07%	n/a

Gartmore Worldwide Leaders Fund	0.57%	0.40%

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SECTION 3 FUND MANAGEMENT (con’t.)

Portfolio Management

Gartmore Mid Cap Growth Leaders Fund

Joseph C. O’Connor is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. O’Connor is a portfolio manager with the Fund’s Adviser. He also is a managing director of Gartmore Separate Accounts LLC, an affiliate of the Adviser, where he is primarily responsible for the management of the mid-cap portfolio. Previously, Mr. O’Connor was senior vice president, managing director and board member of GROUPAMA Asset Management N.A. (“GROUPAMA”), which he joined in 2000. In May 2003, Gartmore acquired GROUPAMA and renamed the firm Gartmore Separate Accounts, LLC. Gartmore Separate Accounts assumed the investment advisory and operational responsibilities of GROUPAMA. Mr. O’Connor also served as managing director of the Corporate Bond Department of Donaldson, Lufkin & Jenrette from 1989 to 2000.

The Portfolio Manager’s Past Performance

The following information is intended to show Mr. O’Connor’s past experience in managing accounts with substantially similar investment objectives, policies and strategies as the Fund. The investment results show the net historical performance of the mid-cap equity composite of Gartmore Separate Accounts LLC. Performance is shown since April 2000 when Mr. O’Connor became responsible for the accounts in the Composite. The Composite uses a growth style of equity portfolio management with a market-cap range similar to that of the Russell Midcap Growth Index, the Fund’s benchmark, which has also been included for comparison. The Russell Midcap Growth Index is an unmanaged index of stocks of medium-sized U.S. companies and includes securities that are similar, but not identical, to those in the Fund and the Composite.

Net Annualized Returns as of September 30, 2004

	Gartmore Mid Cap Equity Composite	Russell Midcap Growth Index

1 year ended September 30, 2004	12.32%	13.68%

Period from April 1, 2000 until	-6.71%	-10.37%

September 30, 2004*

*Performance since Joseph O’Connor became manager of the Composite. From April 2000 through May 12, 2003, the performance reflects the Composite of GROUPAMA, which preceded Gartmore Separate Accounts, LLC as adviser of the Composite.

The performance information about the Composite has been included for comparison purposes. The performance is separate and distinct from the Fund. It does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund’s own performance.

Performance results are shown “net” of investment management fees, which are lower than the total fees for each class of the Fund. Performance does not reflect sales charges that apply to the Fund’s Class A, B, C and D shares. If the Fund’s higher expenses and applicable sales charges were reflected, the performance of the Composite would be lower. Performance reflects trade execution costs and assumes the reinvestment of dividends and capital gains.

The performance of the Composite may not be comparable to the Fund’s performance because of the following differences:

•	brokerage commissions and dealer spreads

•	expenses (including management fees)

•	the size of investments in particular securities relative to the portfolio size

•	the timing of purchases and sales (including the effect of market conditions at that time)

•	cash flows into the portfolio

•	the availability of cash for new investments

•
unlike the Fund, the private accounts included in the Composite are not registered mutual funds under the Investment Company Act of 1940 and, consequently, may not be required to meet the same diversification requirements as mutual funds or follow the same tax restrictions and investment limitations as mutual funds.

•
performance calculations for the Composite index were based on methodology of the Association for Investment Management & Research, which is different from that of the U.S. Securities and Exchange Commission and could cause different performance data for identical time periods.

Composite returns include portfolios that meet the following criteria: full discretionary investment authority; under management for at least one full reporting period; and following common investment strategies. The performance results include one non-fee paying proprietary account from August 13, 2003.

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SECTION 3 FUND MANAGEMENT (con’t.)

Gartmore Nationwide Leaders Fund

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. He currently also manages the Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund. Mr. Haubold joined Gartmore Mutual Fund Capital Trust in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. Between 1997 and 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter & Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson and Sherrard, LLP, which is now part of Morgan Stanley Asset Management. Mr. Haubold has over 20 years investment management experience.

Gartmore Small Cap Leaders Fund

Carl Wilk, senior portfolio manager of the Gartmore Small Cap Growth Team, and Gary Haubold, senior portfolio manager of the Gartmore Small Cap Value Team, are co-portfolio managers, responsible for day-to-day management of the Fund.

Gartmore Small Cap Growth Team Members

Carl P. Wilk, CFP joined Gartmore in April 2002. Previously, Mr. Wilk was senior portfolio manager and partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund, as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed the small-company focus style for institutional and wrap accounts for Munder Capital Management. Mr. Wilk has more than 17 years experience managing micro- and small-capitalization securities.

Karl Knas, CPA, joined the Gartmore Small Cap Growth Team in March 2003. Previously, he was an equity research analyst at SoundView Technology Group from August 2001. Between February and August 2001, he was an equity research associate at Salomon Smith Barney. From January 2000 through February 2001, he was in business development at Telution. Between August 1999 and January 2000, he was studying for his M.B.A. at the University of Chicago.

Gartmore Small Cap Value Team Members

Gary D. Haubold, CFA, has 20 years of investment experience and joined Gartmore in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. See “Gartmore Nationwide Leaders Fund” above for more information regarding Mr. Haubold’s investment management experience.

William Gerlach joined the Gartmore Small Cap Value Team in December 2003. From 1991 until he joined Gartmore, he held numerous positions at Morgan Stanley Investment Management – Miller Anderson and Sherrard, LLP. He was team leader for Mid and Small Cap Equity, managing core and value investment styles.

Charles Purcell joined the Gartmore Small Cap Value Team in December 2003. From 1994, he held numerous positions at Morgan Stanley Investment Management – Miller Anderson and Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

Gartmore U.S. Growth Leaders Fund

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Baggini joined Gartmore in March 2000. Previously, he served as portfolio manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined Gartmore in May 2002. He came from Brown Brothers Harriman & Company where he served from 2000 to 2002 as a portfolio manager and a risk manager in the private client group. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management for institutional investors and hedge funds.

Gartmore Worldwide Leaders Fund

Gartmore Global Partners takes a team approach to portfolio management, allowing investors to benefit from the skills of all members of the team. Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore Worldwide Leaders Fund.

Mr. Rogan joined Gartmore Investment Management plc, an affiliate of the Fund’s Subadviser, in September 1997 as head of Asia Pacific Equities. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, U.S. and Global Equities management teams. In January 2001, Mr. Rogan accepted responsibility for the Global Equity Team. Previously, Mr. Rogan worked for Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager (1992-1997); Flemings in London where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992); and Touche Remnant where he specialized in Pacific and Emerging Markets (1982-1985).

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you,

•	how long you expect to own your shares,

•	how much you intend to invest,

•	total costs and expenses associated with a particular share class, and

•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class D, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A and Class D Shares

Front-end sales charge up to 5.75% for Class A shares and 4.50% for Class D shares	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.
No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. With respect to such purchases, a finders fee of up to 1.00% on investments in Class A shares that were not subject to a sales charge may be paid to your financial adviser or other intermediary. The CDSC covers the finders fee paid by the Distributor to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of
  Dealer

Amount of Purchase	Offering Price	Net Amount Invested (approximately)
  Commission as Percentage of Offering Price

Less than $50,000	5.75%	6.10%
  5.00%

$50,000 to $99,999	4.75	4.99
  4.00

$100,000 to $249,999	3.50	3.63
  3.00

$250,000 to $499,999	2.50	2.56
  2.00

$500,000 to $999,999	2.00	2.04
  1.75

$1 million or more	None	None
  None*

*
Dealer may be eligible for a finders fee as described in “Purchasing Class A and Class D Shares without a Sales Charge” below.

Class D Shares

Class D shares are available to the following:

•
Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity

•	Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

Front-end Sales Charges for Class D Shares

	Sales Charge as a percentage of
  Dealer

Amount of Purchase	Offering Price	Net Amount Invested (approximately)
  Commission as Percentage of Offering Price

Less than $50,000	4.50%	4.71%
  4.00%

$50,000 to $99,999	4.00	4.17
  3.50

$100,000 to $249,999	3.00	3.09
  2.50

$250,000 to $499,999	2.50	2.56
  1.75

$500,000 to $999,999	2.00	2.04
  1.25

$1 million to $24,999,999	0.50	0.50
  0.50

$25 million or more	None	None
  None*

*
Dealer may be eligible for a finder’s fee as described in “Purchasing Class A and Class D Shares without a Sales Charge” below.

Reduction and Waiver of Class A and Class D Sales Charges

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A and Class D Sales Charges” and “Waiver of Class A and Class D Sales Charges” below and “Reduction of Class A and Class D Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)

•
directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)

•	any person who pays for shares with proceeds from one of the following sales:

•	sales of non-Gartmore Fund shares

•	sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead

•	retirement plans. (Class A shares only)

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates

•
directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.

•	mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.

•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

Share Classes Available Only to Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,

•	the total expenses of the share class , and

•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class D, Class B and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares	How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to purchase	*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds. The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.
A check made payable to the shareholder of record will be mailed to the address of record.
The Fund may record telephone instructions to sell shares and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However,the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However,the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
€              Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service.
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

GARTMORE LEADERSHIP SERIES           37

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is closed.

Minimum Investments – Class A, Class D, Class B and Class C Shares

To open an account $2,000 (per Fund)

To open an IRA account $1,000 (per Fund)

Additional investments $100 (per Fund)

To start an Automatic Asset Accumulation Plan $1,000

Additional Investments
(Automatic Asset Accumulation Plan) $50

Minimum Investments – Institutional Service Class Shares

To open an account $50,000 (per Fund)

Additional investments No Minimum

Minimum Investments – Institutional Class Shares

To open an account $1,000,000 (per Fund)

Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

38          GARTMORE LEADERSHIP SERIES

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Accounts with Low Balances – Class A, Class D, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account (Class A, Class D, Class B or Class C shares only) falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class D, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

GARTMORE LEADERSHIP SERIES          39

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

40          GARTMORE LEADERSHIP SERIES

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place, as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

GARTMORE LEADERSHIP SERIES          41

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

GARTMORE LEADERSHIP SERIES          43

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. Realized capital gains are distributed annually. All income and capital gains distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•
any taxable dividends (other than qualified dividend income received by individuals), as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

44          GARTMORE LEADERSHIP SERIES

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SECTION 6 GARTMORE MID CAP GROWTH LEADERS FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors. Performance is not included for Gartmore Small Cap Leaders Fund, because the Fund began operations on December 29, 2004, and had not yet completed one full calendar year of operation as of the date of this prospectus.

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	investment	distributions	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	income		value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities			end of		of period	net assets	income	reimburse-	income
	of period		gains				period		(000s)		(loss)	ments) to	(loss)
			(losses) on								to average	average net	(prior to
			investments								net assets	assets (b)	reimburse-
													ments) to
													average net
													assets (b)

Class A Shares
Year Ended October 31, 2000 (d)	$19.70	(0.27)	10.63	10.36	(1.37)	(1.37)	$28.69	56.20%	$22,612	1.47%	(0.95%)	1.67%	(1.15%)	330.32%
Year Ended October 31, 2001	$28.69	(0.16)	(15.19)	(15.35)	(2.41)	(2.41)	$10.93	(57.29%)	$ 6,601	1.63%	(1.00%)	2.75%	(2.12%)	698.74%
Year Ended October 31, 2002	$10.93	(0.14)	(2.29)	(2.43)	—	—	$ 8.50	(22.23%)	$ 4,880	1.59%	(1.27%)	2.20%	(1.88%)	432.60%
Year Ended October 31, 2003	$ 8.50	(0.12)	2.92	2.80	—	—	$11.30	32.94%	$ 6,441	1.55%	(1.27%)	1.99%	(1.71%)	365.45%
Year Ended October 31, 2004	$11.30	(0.12)	0.34	0.22	—	—	$11.52	1.95%	$ 5,769	1.50%	(0.97%)	1.98%	(1.44%)	405.85%

Class B Shares
Year Ended October 31, 2000 (d)	$19.44	(0.42)	10.59	10.17	(1.37)	(1.37)	$28.24	55.97%	$ 7,608	2.10%	(1.57%)	2.35%	(1.82%)	330.32%
Year Ended October 31, 2001	$28.24	(0.22)	(15.21)	(15.43)	(2.41)	(2.41)	$10.40	(58.60%)	$ 3,985	2.23%	(1.60%)	3.67%	(3.04%)	698.74%
Year Ended October 31, 2002	$10.40	(0.19)	(2.18)	(2.37)	—	—	$ 8.03	(22.79%)	$ 3,005	2.25%	(1.94%)	2.90%	(2.59%)	432.60%
Year Ended October 31, 2003	$ 8.03	(0.18)	2.76	2.58	—	—	$10.61	32.13%	$ 3,663	2.24%	(1.96%)	2.68%	(2.40%)	365.45%
Year Ended October 31, 2004	$10.61	(0.18)	0.31	0.13	—	—	$10.74	1.23%	$ 3,324	2.20%	(1.66%)	2.67%	(2.13%)	405.85%

Class C Shares
Period Ended October 31, 2001 (e)	$13.46	(0.07)	(2.98)	(3.05)	—	—	$10.41	(22.66%)(f)	$ 52	2.23%(g)	(1.76%)(g)	4.38%(g)	(3.91%)(g)	698.74%
Year Ended October 31, 2002	$10.41	(0.19)	(2.18)	(2.37)	—	—	$ 8.04	(22.77%)	$ 45	2.25%	(1.94%)	2.90%	(2.59%)	432.60%
Year Ended October 31, 2003	$ 8.04	(0.16)	2.74	2.58	—	—	$10.62	32.09%	$ 69	2.24%	(1.96%)	2.69%	(2.41%)	365.45%
Year Ended October 31, 2004	$10.62	(0.16)	0.29	0.13	—	—	$10.75	1.22%	$ 77	2.20%	(1.65%)	2.69%	(2.14%)	405.85%

Class D Shares
Year Ended October 31, 2000	$19.69	(0.14)	10.57	10.43	(1.37)	(1.37)	$28.75	56.61%	$36,090	1.10%	(0.55%)	1.30%	(0.75%)	330.32%
Year Ended October 31, 2001	$28.75	(0.11)	(15.20)	(15.31)	(2.41)	(2.41)	$11.03	(57.00%)	$15,079	1.30%	(0.69%)	2.51%	(1.90%)	698.74%
Year Ended October 31, 2002	$11.03	(0.11)	(2.32)	(2.43)	—	—	$ 8.60	(22.03%)	$10,192	1.27%	(0.97%)	1.90%	(1.60%)	432.60%
Year Ended October 31, 2003	$ 8.60	(0.10)	2.97	2.87	—	—	$11.47	33.37%	$11,747	1.24%	(0.96%)	1.69%	(1.40%)	365.45%
Year Ended October 31, 2004	$11.47	(0.08)	0.34	0.26	—	—	$11.73	2.27%	$10,857	1.20%	(0.66%)	1.67%	(1.13%)	405.85%

Class R Shares
Period Ended October 31, 2004 (h)	$11.47	(0.11)	0.32	0.21	—	—	$11.68	1.83%(f)	$ 1	1.72%(g)	(1.16%)(g)	2.09%(g)	(1.53%)(g)	405.85%

Institutional Class Shares
Period Ended October 31, 2004 (i)	$11.23	(0.01)	0.51	0.50	—	—	$11.73	4.45%(f)	$ 1	1.08%(g)	(0.69%)(g)	2.50%(g)	(2.11%)(g)	405.85%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	Net investment income (losses) is based on average shares outstanding during the period.

(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(f)	Not annualized.
(g)	Annualized.
(h)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.
(i)	For the period from September 28, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

GARTMORE LEADERSHIP SERIES          45

Back to Contents

SECTION 6 GARTMORE NATIONWIDE LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	investment	distributions	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	income		value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities			end of		of period	net assets	income	reimburse-	income
	of period		gains				period		(000s)		(loss)	ments) to	(loss)
			(losses) on								to average	average net	(prior to
			investments								net assets	assets (b)	reimburse-
													ments) to
													average net
													assets (b)

Class A Shares
Period Ended October 31, 2002 (d)	$10.00	0.02	(0.55)	(0.53)	(0.01)	(0.01)	$ 9.46	(5.34%)(f)	$ 891	1.45%(g)	0.23%(g)	4.93%(g)	(3.25%)(g)	60.54%
Year Ended October 31, 2003	$ 9.46	—	1.98	1.98	(0.04)	(0.04)	$11.40	20.97%	$1,351	1.45%	(0.04%)	3.23%	(1.82%)	196.86%
Year Ended October 31, 2004	$11.40	(0.04)	1.18	1.14	—	—	$12.54	10.00%	$1,445	1.47%	(0.31%)	2.61%	(1.46%)	230.95%

Class B Shares
Period Ended October 31, 2002 (d)	$10.00	(0.05)	(0.55)	(0.60)	—	—	$ 9.40	(6.00%)(f)	$ 317	2.20%(g)	(0.58%)(g)	5.78%(g)	(4.16%)(g)	60.54%
Year Ended October 31, 2003	$ 9.40	(0.09)	1.97	1.88	(0.01)	(0.01)	$11.27	20.08%	$ 350	2.20%	(0.74%)	4.11%	(2.65%)	196.86%
Year Ended October 31, 2004	$11.27	(0.12)	1.17	1.05	—	—	$12.32	9.32%	$ 410	2.20%	(1.05%)	3.34%	(2.20%)	230.95%

Class C Shares
Period Ended October 31, 2002 (d)	$10.00	(0.05)	(0.55)	(0.60)	—	—	$ 9.40	(6.00%)(f)	$ 243	2.21%(g)	(0.60%)(g)	5.80%(g)	(4.19%)(g)	60.54%
Year Ended October 31, 2003	$ 9.40	(0.08)	1.96	1.88	(0.01)	(0.01)	$11.27	20.08%	$ 358	2.20%	(0.82%)	3.95%	(2.57%)	196.86%
Year Ended October 31, 2004	$11.27	(0.12)	1.16	1.04	—	—	$12.31	9.32%	$ 404	2.20%	(1.05%)	3.34%	(2.20%)	230.95%

Class R Shares
Period Ended October 31, 2003 (e)	$10.98	(0.01)	0.31	0.30	—	—	$11.28	2.73%(f)	$ 1	1.80%(g)	(1.11%)(g)	(1.90%)(g)	(1.21%)(g)	196.86%
Year Ended October 31, 2004	$11.28	(0.08)	1.17	1.09	—	—	$12.37	9.66%	$ 1	1.81%	(0.69%)	2.91%	(1.79%)	230.95%

Institutional Service Class Shares
Period Ended October 31, 2002 (d)	$10.00	0.03	(0.55)	(0.52)	(0.01)	(0.01)	$ 9.47	(5.23%)(f)	$ 778	1.32%(g)	0.39%(g)	4.74%(g)	(3.03%)(g)	60.54%
Year Ended October 31, 2003	$ 9.47	—	1.99	1.99	(0.04)	(0.04)	$11.42	21.10%	$1,395	1.38%	0.01%	3.06%	(1.67%)	196.86%
Year Ended October 31, 2004	$11.42	(0.03)	1.18	1.15	—	—	$12.57	10.07%	$2,377	1.41%	(0.27%)	2.56%	(1.42%)	230.95%

Institutional Class Shares
Period Ended October 31, 2004 (h)	$12.22	(0.01)	0.37	0.36	—	—	$12.58	2.95%(f)	$ 1	1.12%(g)	(0.17%)(g)	2.44%(g)	(1.50%)(g)	230.95%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from December 18, 2001 (commencement of operations) through October 31, 2002. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001.

(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)	Not annualized.
(g)	Annualized.
(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

Back to Contents

SECTION 6 GARTMORE U.S. GROWTH LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	investment	distributions	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	income		value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities			end of		of period	net assets	income	reimburse-	income
	of period		gains				period		(000s)		(loss)	ments) to	(loss)
			(losses) on								to average	average net	(prior to
			investments								net assets	assets (b)	reimburse-
													ments) to
													average net
													assets (b)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	(0.01)	1.65	1.64	—	—	$11.64	16.40%(h)	$ 1,411	1.20%(i)	(0.30%)(i)	8.29%(i)	(7.39%)(i)	124.62%
Year Ended October 31, 2001	$11.64	(0.08)	(5.13)	(5.21)	(0.41)	(0.41)	$ 6.02	(45.81%)	$ 1,195	1.60%	(1.04%)	7.91%	(7.35%)	944.67%
Year Ended October 31, 2002	$ 6.02	(0.07)	(0.46)	(0.53)	—	—	$ 5.49	(8.80%)	$ 1,356	1.57%	(1.20%)	3.04%	(2.67%)	773.95%
Year Ended October 31, 2003	$ 5.49	(0.03)	2.76	2.73	—	—	$ 8.22	49.73%	$ 8,714	1.59%	(1.02%)	2.10%	(1.54%)	637.45%
Year Ended October 31, 2004	$ 8.22	(0.07)	0.34	0.27	—	—	$ 8.49	3.28%	$21,273	1.64%	(1.06%)	1.80%	(1.23%)	510.91%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	(0.03)	1.65	1.62	—	—	$11.62	16.20%(h)	$ 804	1.70%(i)	(0.83%)(i)	9.20%(i)	(8.33%)(i)	124.62%
Year Ended October 31, 2001	$11.62	(0.11)	(5.14)	(5.25)	(0.41)	(0.41)	$ 5.96	(46.25%)	$ 772	2.20%	(1.66%)	8.84%	(8.30%)	944.67%
Year Ended October 31, 2002	$ 5.96	(0.12)	(0.44)	(0.56)	—	—	$ 5.40	(9.40%)	$ 719	2.26%	(1.89%)	3.88%	(3.51%)	773.95%
Year Ended October 31, 2003 (f)	$ 5.40	(0.11)	2.74	2.63	—	—	$ 8.03	48.70%	$2,023	2.30%	(1.72%)	2.96%	(2.38%)	637.45%
Year Ended October 31, 2004	$ 8.03	(0.13)	0.34	0.21	—	—	$ 8.24	2.62%	$2,572	2.30%	(1.71%)	2.45%	(1.86%)	510.91%

Class C Shares
Period Ended October 31, 2001 (e)	$ 6.45	(0.04)	(0.41)	(0.45)	—	—	$ 6.00	(6.98%)(h)	$ 9	2.20%(i)	(1.77%)(i)	9.87%(i)	(9.44%)(i)	944.67%
Year Ended October 31, 2002 (f)	$ 6.00	(0.12)	(0.44)	(0.56)	—	—	$ 5.44	(9.33%)	$ 16	2.27%	(1.89%)	3.69%	(3.31%)	773.95%
Year Ended October 31, 2003 (f)	$ 5.44	(0.13)	2.77	2.64	—	—	$ 8.08	48.53%	$1,606	2.30%	(1.76%)	2.60%	(2.07%)	637.45%
Year Ended October 31, 2004	$ 8.08	(0.11)	0.32	0.21	—	—	$ 8.29	2.60%	$4,000	2.30%	(1.74%)	2.47%	(1.91%)	510.91%

Class R Shares
Period Ended October 31, 2003 (g)	$ 7.49	(0.01)	0.56	0.55	—	—	$ 8.04	7.34%(h)	$ 1	1.90%(i)	(1.64%)(i)	2.00%(i)	(1.74%)(i)	637.45%
Year Ended October 31, 2004	$ 8.04	(0.11)	0.34	0.23	—	—	$ 8.27	2.86%	$ 1	1.89%	(1.33%)	2.20%	(1.64%)	510.91%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	—	1.66	1.66	—	—	$11.66	16.60%(h)	$ 777	0.75%(i)	0.12%(i)	8.14%(i)	(7.27%)(i)	124.62%
Year Ended October 31, 2001	$11.66	(0.06)	(5.13)	(5.19)	(0.41)	(0.41)	$ 6.06	(45.55%)	$ 449	1.30%	(0.75%)	7.39%	(6.84%)	944.67%
Year Ended October 31, 2002 (f)	$ 6.06	(0.06)	(0.46)	(0.52)	—	—	$ 5.54	(8.58%)	$ 853	1.32%	(0.95%)	2.52%	(2.15%)	773.95%
Year Ended October 31, 2003	$ 5.54	(0.03)	2.80	2.77	—	—	$ 8.31	50.00%	$6,563	1.50%	(0.94%)	2.00%	(1.44%)	637.45%
Year Ended October 31, 2004	$ 8.31	(0.09)	0.37	0.28	—	—	$ 8.59	3.37%	$7,008	1.54%	(0.93%)	1.68%	(1.08%)	510.91%

Institutional Class Shares
Period Ended October 31, 2004 (j)	$ 8.62	(0.02)	(0.01)	(0.03)	—	—	$8.59	(0.35%)(h)	$234	1.30%(i)	(0.83%)(i)	1.54%(i)	(1.07%)(i)	510.91%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from June 30, 2000 (commencement of operations) through October 31, 2000.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)	Not annualized.
(i)	Annualized.
(j)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

Back to Contents

SECTION 6 GARTMORE WORLDWIDE LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities						Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities	end of		of period	net assets	income	reimburse-	income
	of period		gains		period		(000s)		(loss)	ments) to	(loss)
			(losses) on						to average	average net	(prior to
			investments						net assets	assets (b)	reimburse-
											ments) to
											average net
											assets (b)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	—	(0.88)	(0.88)	$9.12	(8.80%)(g)	$ 1,542	1.68%(h)	0.05%(h)	6.74%(h)	(5.01%)(h)	21.59%
Year Ended October 31, 2001	$ 9.12	(0.01)	(2.85)	(2.86)	$6.26	(31.36%)	$ 1,096	1.75%	(0.19%)	5.71%	(4.15%)	34.57%
Year Ended October 31, 2002	$ 6.26	—	(0.76)	(0.76)	$5.50	(12.14%)	$ 1,046	1.69%	(0.03%)	2.60%	(0.94%)	467.35%
Year Ended October 31, 2003	$ 5.50	(0.02)	1.53	1.51	$7.01	27.45%	$34,889	1.67%	(0.47%)	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 7.01	0.05	0.46	0.51	$7.52	7.28%	$30,707	1.70%	0.53%	1.85%	0.38%	495.62%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	—	(0.89)	(0.89)	$9.11	(8.90%)(g)	$ 1,519	2.26%(h)	(0.53%)(h)	7.47%(h)	(5.74%)(h)	21.59%
Year Ended October 31, 2001	$ 9.11	(0.06)	(2.85)	(2.91)	$6.20	(31.94%)	$ 1,051	2.35%	(0.78%)	6.47%	(4.90%)	34.57%
Year Ended October 31, 2002	$ 6.20	(0.04)	(0.75)	(0.79)	$5.41	(12.74%)	$ 936	2.39%	(0.72%)	3.36%	(1.69%)	467.35%
Year Ended October 31, 2003 (e)	$ 5.41	(0.04)	1.48	1.44	$6.85	26.62%	$ 96	2.39%	(0.72%)	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 6.85	—	0.45	0.45	$7.30	6.57%	$ 122	2.40%	(0.13%)	2.57%	(0.30%)	495.62%

Class C Shares
Period Ended October 31, 2001 (f)	$ 7.77	(0.02)	(1.52)	(1.54)	$6.23	(19.82%)(g)	$ 20	2.35%(h)	(1.04%)(h)	7.40%(h)	(6.09%)(h)	34.57%
Year Ended October 31, 2002	$ 6.23	(0.04)	(0.75)	(0.79)	$5.44	(12.68%)	$ 19	2.39%	(0.71%)	3.41%	(1.73%)	467.35%
Year Ended October 31, 2003	$ 5.44	(0.06)	1.51	1.45	$6.89	26.65%	$ 19	2.38%	(0.84%)	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 6.89	—	0.44	0.44	$7.33	6.39%	$ 25	2.40%	(0.08%)	2.57%	(0.25%)	495.62%

Class R Shares
Period Ended October 31, 2003 (i)	$ 6.55	(0.01)	0.32	0.31	$6.86	4.73%(g)	$ 1	1.87%(h)	(1.05%)(h)	1.97%(h)	(1.15%)(h)	689.06%
Year Ended October 31, 2004	$ 6.86	0.02	0.45	0.47	$7.33	7.00%	$ 1	1.96%	0.28%	2.12%	0.12%	495.62%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.01	(0.89)	(0.88)	$9.12	(8.80%)(g)	$ 1,521	1.36%(h)	0.37%(h)	6.45%(h)	(4.72%)(h)	21.59%
Year Ended October 31, 2001	$ 9.12	0.01	(2.84)	(2.83)	$6.29	(31.03%)	$ 1,048	1.42%	0.13%	5.44%	(3.89%)	34.57%
Year Ended October 31, 2002	$ 6.29	0.01	(0.76)	(0.75)	$5.54	(11.92%)	$ 1,133	1.42%	0.25%	2.34%	(0.67%)	467.35%
Year Ended October 31, 2003	$ 5.54	—	1.54	1.54	$7.08	(27.80%)	$ 1,400	1.46%	0.12%	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 7.08	0.05	0.47	0.52	$7.60	7.34%	$ 1,373	1.65%	0.61%	1.80%	0.46%	495.62%

Institutional Class Shares
Period Ended October 31, 2004 (j)	$ 7.23	0.02	0.35	0.37	$7.60	5.12%(g)	$ 1	1.40%(h)	0.72%(h)	1.70%(h)	0.42%(h)	495.62%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from August 30, 2000 (commencement of operations) through October 31, 2000.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)	Not annualized.
(h)	Annualized.
(i)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003
(j)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(k)	There were no fee reductions in this period.

See notes to financial statements.

Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
- Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

For additional information contact:

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

- on the SEC's EDGAR database via the Internet at www.sec.gov,
- by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
- by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved.
PR-LDRS 2/05

NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

Gartmore

FundProspectus

Gartmore Funds | February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.gartmorefunds.com

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Fund	Class	Ticker

NorthPointe Small Cap Growth Fund	Class A	GNSAX

NorthPointe Small Cap Growth Fund	Class B	GNSBX

NorthPointe Small Cap Growth Fund	Class C	GNSCX

NorthPointe Small Cap Growth Fund	Class R	GNPRX

NorthPointe Small Cap Growth Fund	Institutional Service Class	GNSIX

NorthPointe Small Cap Growth Fund	Institutional Class	GNSSX

NorthPoint Small Cap Value Fund	Institutional Class	NNSVX

TABLE OF CONTENTS

4	Section 1 – Fund Summaries and Performance

NorthPointe Small Cap Growth Fund

NorthPointe Small Cap Value Fund

10	Section 2 – Fund Details

Additional Information about Investments,

Investment Techniques, and Risks

12	Section 3 – Fund Management

Investment Adviser

Subadviser

Portfolio Management

14	Section 4 – Investing with Gartmore

Choosing a Share Class

Sales Charges and Fees

Contacting Gartmore Funds

Buying Shares

Exchanging Shares

Customer Identification Information

Selling Shares

Excessive Trading

Exchange and Redemption Fees

27	Section 5 – Distributions and Taxes

Distributions and Capital Gains

Selling and Exchanging Shares

Other Tax Jurisdictions

Tax Status for Retirement Plans and

Other Tax-Deferred Accounts

Backup Withholding

28	Section 6 – Financial Highlights

GARTMORE NORTHPOINTE FUNDS          1

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NorthPointe Funds

Introduction to the NorthPointe Funds

This prospectus provides information about two funds:

NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

These Funds are primarily intended:

•	to	help inves- tors seek to grow their capi- tal by pur- suing equity in- vest- ments in small cap com- pa- nies.

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note about Share Classes

The NorthPointe Small Cap Growth Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class. However, as of the date of this prospectus, only the Institutional Class shares are being offered to investors. The NorthPointe Small Cap Value Fund offers Institutional Class shares only. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2          GARTMORE NORTHPOINTE FUNDS

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Common stock – securities representing shares of ownership of a corporation.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Small cap companies – companies whose market capitalization is similar to those of companies included in the Russell 20001 Index, ranging from between $42 million to $6.24 billion as of January 31, 2005.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – a style of investing in equity securities that the Fund’s management believes are undervalued, which means that their prices are less than Fund management believes they are worth, based on such factors as price-to-book ratio, price-to- earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions that management believes to be temporary.

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SECTION 1 NORTHPOINTE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by small cap companies. The Fund invests primarily in small cap stocks of U.S. companies, primarily common stock, that are undiscovered, emerging growth companies in an attempt to provide investor with potentially higher returns than a fund that invests primarily in larger, more established companies. The portfolio managers focus on securities that exhibit some or all of the following characteristics:

•	development of new products, technologies or markets;

•	high quality balance sheet;

•	above average earnings growth;

•	attractive valuation; and

•	strong management team.

Although the Fund looks for companies with the potential for strong earnings growth rates, some of the Fund’s investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The Fund’s management considers selling a security when:

•	a company’s fundamentals change from the time of original investment;

•	the valuation measures deteriorate to where other attractive stocks are available more cheaply;

•	financial stability weakens;

•	management’s actions are not in the shareholders’ best interests; and

•	market capitalization reaches twice the portfolio buying range.

The Fund may invest without limit in initial public offerings (“IPOs”) of small cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

The Fund’s investment adviser has chosen NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the relevant index, or other funds with similar investment objectives and strategies.

Small cap risk – results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and

•	Result in additional tax consequences for Fund shareholders.

Growth style risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information is not included because the Fund began operations on September 30, 2004, and does not yet have one full calendar year of performance history as of the date of this prospectus.

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SECTION 1 FUND SUMMARIES AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class Shares
your investment)[1]					Class
					Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses

(deducted from Fund assets)[1]

Management Fees (paid to have the Fund’s investments professionally managed)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses[8]	0.31%	0.16%	0.16%	0.36%	0.31%	0.16%

Total Annual Fund Operating Expenses[8]	1.51%	2.11%	2.11%	1.71%	1.26%	1.11%

Amount of Fee Waivers/Expense Reimbursements	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Net Expenses After Waivers/
Reimbursements[9]	1.50%	2.10%	2.10%	1.70%	1.25%	1.10%

1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 0.50% will be imposed on redemptions of Class A shares purchased without a front-end sales charge and for which a finder’s fee was paid. Section 4, Investing with Gartmore: Choosing a Share Class— Reduction and Waiver of Class A Sales Charges.

4
A CDSC beginning at 5% and declining to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of the average daily net assets of the Fund’s Class R shares.

8
As a new fund, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”), on behalf of the Fund, and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust, the Adviser and NorthPointe Capital LLC, the Fund’s subadviser have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative service fees) from exceeding 1.10% for each class of the Fund at least through February 28, 2006. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for the cost of other expenses paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. If the maximum amount of the Rule12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A, 1.85% for Class R and 1.35% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 FUND SUMMARIES AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A shares*	$719	$1,024

Class B shares	713	960

Class C shares	313	660

Class R shares	173	538

Institutional Service Class shares	127	399

Institutional Class shares	112	352

*Assumes a CDSC will not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years

Class B shares	$213	$660

Class C shares	213	660

**Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more). Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by small cap companies.

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be “value” companies. These companies have good earnings growth potential and the Fund’s portfolio managers believe that the market has undervalued them. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the portfolio managers believe have favorable prospects for recovery). In addition to investing in small cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts (“REITs”).

The portfolio managers consider selling a security if:

•	there are more attractive securities available,

•	the business environment is changing,

•	the price fits the portfolio managers’ price target,

•	or to control the overall risk of the portfolio.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Russell 2000 Index, or other funds with similar investment objectives and strategies.

Small cap risk — results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Special situation companies risk — are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Value style risk — over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks.

Portfolio turnover — the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and

•	Result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Institutional Class Shares* (Years ended December 31)

Best Quarter: 21.59% – 2nd qtr of 2003 Worst Quarter: -17.63% – 3rd qtr of 2002

*This annual total return does not reflect the effect of taxes.

Average annual total returns[1] as of December 31, 2004	1 Year	Since Inception (June 29, 2000)

Institutional Class shares — Before Taxes	16.53%	14.29%

Institutional Class shares — After Taxes on Distributions	11.06%	12.08%

Institutional Class shares — After Taxes on Distributions and Sale of Shares	15.31%	11.61%

Russell 2000® Index[2]	18.33%	6.66%

1	These returns reflect performance after expenses are deducted. The Fund does not impose sales charges.

2
The Russell 2000® Index is an unmanaged index that measures the performance of smaller U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding the Institutional Class shares of the Fund.

Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees (paid to have the Fund’s investments professionally managed)	0.85%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None

Other Expenses	0.15%

Total Annual Fund Operating Expenses	1.00%

Amount of Fee Waivers/Expense Reimbursements	0.01%

Net Expenses After Waivers/Reimbursements[1]	0.99%

1
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses and short sale dividend expenses) from exceeding 1.00% at least through February 28, 2006. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for the cost of other expenses paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund’s ability to

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reimburse the Adviser in this manner only applies to fees paid or reimbursement made by the Adviser five years after the time the Fund commenced operations.

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk – Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings

•	production

•	management

•	sales, and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk – Foreign securities in which a Fund may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability

•	the impact of currency exchange rate fluctuations

•	reduced information about issuers

•	higher transaction costs

•	less stringent regulatory and accounting standards

•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small cap company may lose substantial value. Investing in small cap companies requires a longer term investment view and may not be appropriate for all investors.

Warrants – are securities that give the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REIT risk – the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

Securities lending – the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Portfolio turnover – the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

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SECTION 2 FUND DETAILS (con’t.)

Temporary investments – Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. Government securities

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	prime quality commercial paper

•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds’ investment adviser. The adviser manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds.

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Funds pay the Adviser a management fee, which is based on each Fund’s average daily net assets. The annual management fee payable, expressed as a percentage of the NorthPointe Small Cap Growth Fund’s average daily net assets and not taking into account any applicable waivers, is 0.95%. The annual management fee payable, expressed as a percentage of the NorthPointe Small Cap Value Fund’s average daily net assets and not taking into account any applicable waivers, is 0.85%.

Subadviser

NorthPointe Capital, LLC (NorthPointe), 101 West Beaver Road, Suite 745, Troy, Michigan 48084 is the Funds’ subadviser. Subject to the supervision of the Adviser and the Trustees, NorthPointe manages each Fund’s assets in accordance with each Fund’s investment objective and strategies. NorthPointe makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. NorthPointe was organized in 1999 and also manages other Gartmore Funds, as well as institutional accounts.

Out of its management fee, the Adviser pays NorthPointe an annual subadvisory fee based on each Fund’s average daily net assets, of 0.95% for the NorthPointe Small Cap Growth Fund and 0.85% for the NorthPointe Small Cap Value Fund.

Portfolio Management

Portfolio Managers – NorthPointe Small Cap Growth Fund

Carl Wilk, senior portfolio manager, and Karl Knas, portfolio manager and senior equity analyst, are co-portfolio managers of the Fund.

Carl P. Wilk, CFP joined NorthPointe in April 2002. Prior to April 2002, Mr. Wilk was a Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund, as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed the small company focus style for institutional and wrap accounts for Munder Capital Management. Mr. Wilk has over 17 years experience in managing micro and small capitalization securities.

Karl Knas, CPA, joined NorthPointe in March 2003. From August 2001 to March 2003, Mr. Knas worked for SoundView Technology Group as an equity research analyst., From February 2001 to August 2001, he was at Salomon Smith Barney as an equity research associate Prior to February 2001, he was in business development at Telution, a software company.

Past Performance of the Senior Portfolio Manager

The following information is provided to illustrate the past performance of Carl Wilk, the Fund’s senior portfolio manager, in managing accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The investment results below represent the net historical performance of Mr. Wilk with respect to the NorthPointe small cap growth equity composite, while employed at NorthPointe since April 2002.

The composite uses a growth style of equity portfolio management with a market cap range similar to the Russell 2000 Growth Index and includes accounts with a minimum account size of $1 million.

Net Annualized Returns as of December 31, 2004

	NorthPointe Small Cap Growth Equity Composite	Russell 2000 Growth Index

1 year ending December 31, 2004	26.13%	14.31%

Period since inception until June 30, 2004*	19.40%	5.03%
*Inception April 1, 2002

The performance information about the composite has been included for comparison purposes, but the performance represented by the composite is separate and distinct from the Fund. Its performance does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund’s own performance.

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SECTION 3 FUND MANAGEMENT (con’t.)

Also included for comparison are performance figures for the Fund’s benchmark, the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000 Index, (the smallest 2,000 U.S. companies, based on market capitalization) with the higher price-to-book ratios and higher forecasted growth values. The securities found in the Russell 2000 Growth Index are similar, but not identical, to those in the Fund’s portfolio, as well as those in the composite.

The performance of the composite may not be comparable to the performance of the Fund because of the following differences:

•	brokerage commissions and dealer spreads

•	expenses (including management fees)

•	the size of the investment in a particular security in relation to the portfolio size

•	the timing of purchases and sales (including the effect of market conditions at that time)

•	the timing of cash flows into the portfolio

•	the availability of cash for new investments

These performance results for the composite were calculated using a time-weighted monthly linked percentage return formula with appropriate adjustments for any cash flows. Performance results are shown “net” of investment management fees, which are lower than the total for each class of the Fund, and do not reflect the deduction of any sales charges which are applicable for the Class A, Class B and Class C shares of the Fund. If the Fund’s higher expenses and any applicable sales charges were deducted, the performance of the composite would have been lower. All performance shown reflects trade execution costs and assumes the reinvestment of dividends and capital gains.

Percentage returns include portfolios under management that meet the following criteria: Full discretionary investment authority; under management for at least one full reporting period; and follow common investment strategies. The private accounts that are included in the data above are not subject to the same types of expenses as the Fund and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The performance results of the private accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal tax and securities laws. In addition, differences in the U.S. Securities and Exchange Commission (the “SEC”) and Association for Investment Management & Research (“AIMR”) methodologies for calculating performance could result in different performance data for identical time periods.

Portfolio Managers – NorthPointe Small Cap Value Fund

Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the Fund.
Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000 and currently co-manage several Gartmore Funds. Between June 1995 and December 1999, they co-managed institutional and retail small cap value equity investments at Loomis,
Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,

• how long you expect to own your shares,

• how much you intend to invest,

• total costs and expenses associated with a particular share class, and

• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider
Class A Shares

Front-end sales charge	A front-end sales charge means that a portion of your initial
up to 5.75%	investment goes toward the sales charge and is not invested.

Contingent deferred	Reduction and waivers of sales charges may be available.
sales charge (CDSC)[1]

Annual service and/or	Total annual operating expenses are lower than Class B and
12b-1 fee up to 0.25%	Class C charges which means higher dividends per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments
may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2].
Larger investments may be rejected.

1
A CDSC of up to 0.50% will be charged on redemptions of Class A shares of NorthPointe Small Cap Growth Fund within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

* Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

• People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

• Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

• Retirement plans.

• Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.

•  Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.50% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million	$25 million
	to $24,999,999	or more

If sold within	18 months	18 months

Amount of CDSC	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B, and Class C Shares

The CDSC is waived on:

•  the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

• Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
• mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
• sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

• the level of distribution and administrative services the plan requires,
• the total expenses of the share class , and
• the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
              *Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds. The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price
The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day
•	Labor Day

•	Thanksgiving Day

•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Minimum Investments –
Class A, Class B and Class C Shares

To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
Additional investments $100 (per Fund)
To start an Automatic Asset
Accumulation Plan $1,000
Additional Investments
(Automatic Asset Accumulation Plan) $50

Minimum Investments –
Institutional Service Class Shares
To open an account $50,000 (per Fund)
Additional investments No Minimum

Minimum Investments –
Institutional Class Shares
To open an account $1,000,000 (per Fund)
Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Accounts with Low Balances

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
if the value of your account falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

24          GARTMORE NORTHPOINTE FUNDS

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

GARTMORE NORTHPOINTE FUNDS          25

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. These fees are paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. This exchange/redemption fee is in addition to any CDSC that may be applicable at the time of sale. If you exchange assets into a Fund with a exchange/redemption fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Income Fund	2.00%	5

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

GARTMORE NORTHPOINTE FUNDS          27

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SECTION 6 NORTHPOINTE SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

Selected data for each share of capital outstanding

	Investment Activities						Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of net	Portfolio
	Asset	Investment	Realized	From	Asset	Return (a)	Assets	Expenses	Net	Expenses	Investment	Turnover
	Value,	Income	and	Investment	Value,		at End	to Average	Investment	(Prior to	Income (Loss)	(c)
	Beginning	(Loss)	Unrealized	Activities	End		of Period	Net Assets	Income	Reimburse-	(Prior to
	of Period		Gains		of Period		(000s)		(Loss)	ments) to	Reimbursements)
			(Losses) on						to Average	Average Net	to Average Net
			Investment						Net Assets	Assets (b)	Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.48	0.47	$10.47	4.70% (e)	$1	1.50% (f)	(1.17)% (f)	9.82% (f)	(9.48%) (f)	0.48%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46	$10.46	4.60% (e)	$1	2.07% (f)	(1.78)% (f)	9.13% (f)	(8.84%) (f)	0.48%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46	$10.46	4.60% (e)	$1	2.07% (f)	(1.78)% (f)	9.13% (f)	(8.84%) (f)	0.48%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46	$10.46	4.60% (e)	$1	1.73% (f)	(1.17)% (f)	8.65% (f)	(6.92%) (f)	0.48%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.48	0.47	$10.47	4.70% (e)	$1	1.04% (f)	(0.74)% (f)	8.22% (f)	(7.92%) (f)	0.48%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)(g)	0.48	0.47	$10.47	4.70% (e)	$49,793	1.07% (f)	(1.02)% (f)	2.18% (f)	(2.14%) (f)	0.48%

(a)	Excludes sales charges.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

(e)	Not annualized.

(f)	Annualized.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

28          GARTMORE NORTHPOINTE FUNDS

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SECTION 6 NORTHPOINTE SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of capital outstanding

	Investment Activities				Distributions					Ratio/Supplemental Data

	Net	Net	Net	Total	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Investment	Realized	Distributions	Asset	Return	Assets	Expenses	Net	Expenses	Net	Turnover
	Vvalue,	Income	and	Investment	Income	Gains		Value,		at End	to Average	Investment	(Prior to	Investment
	Beginning	(Loss)	Unrealized	Activities				End of		of Period	Net Assets	Income	Reimburse-	Income
	of Period		Gains					Period		(000s)		(Loss)	ments to	(Prior to
			(Losses) on									to Average	Average Net	Reimburse-
			Investments									Net Assets	Assets (a)	ments) to
														Average
Fund														Net Assets (a)

Institutional Class Shares
Period ended October 31, 2000 (b)	$10.00	0.02	0.49	0.51	(0.01)	—	(0.01)	$10.50	5.14%(c)	$23,359	1.00%(d)	0.82%(d)	1.79%(d)	0.03%(d)	49.93%

Year ended October 31, 2001	$10.50	0.13	0.62	0.75	(0.11)	—	(0.11)	$11.14	7.13%	$30,470	1.00%	1.00%	1.38%	0.62%	150.45%

Year Ended October 31, 2002	$11.14	0.06	(0.69)	(0.63)	(0.06)	(0.63)	(0.69)	$9.82	(6.43%)	$29,961	1.00%	0.52%	1.06%	0.46%	105.59%

Year Ended October 31, 2003	9.82	0.03	3.72	3.75	(0.04)	—	(0.04)	$13.53	38.25%	$39,328	1.00%	0.25%	1.01%	0.23%	102.63%

Year Ended October 31, 2004	$13.53	0.03	1.64	1.67	(0.03)	(0.74)	(0.77)	$14.43	12.65%	$32,156	0.99%	0.19%	1.00%	0.18%	135.45%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	For the period from June 29, 2000 (commencement of operations) through October 31, 2000.

(c)	Not annualized.

(d)	Annualized.

GARTMORE NORTHPOINTE FUNDS          29

Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
- Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

For additional information contact:

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

- on the SEC's EDGAR database via the Internet at www.sec.gov,
- by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
- by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved.
PR-NP 2/05